UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04643

Volumetric Fund, Inc.

87 Violet Drive, Pearl River, NY 10965

Jeffrey Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number: 845-623-7637

Date of fiscal year end: Dec 31

Date of reporting period: 6/30/2023

Item 1.  Reports to Stockholders.

June 30, 2023

Volumetric Fund, Inc.

  A Conservative Equity Growth Fund

Semi-Annual Report 2023

To Our Shareholders (Unaudited)

As of June 30, 2023, Volumetric Fund Inc.’s (“Fund”) net asset value (“NAV”) appreciated $1.35 to $22.02, up from the December 31, 2022, NAV of $20.67. Therefore, the Fund appreciated 6.53% for the period.

The Volumetric Index, a proprietary index that indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, increased to $436,524 as of June 30, 2023. This is equivalent to an 8.86% compounded average annual growth rate since the inception of the Fund in 1979.

PORTFOLIO REVIEW (Unaudited)

The Fund’s portfolio contained 56 securities, as of June 30, 2023. Of these, 50 securities were gainers and 6 were decliners. The average stock in the portfolio on June 30, 2023, had appreciated 56.3%. Microsoft Corp. was the best performer in the portfolio with a 492.9% unrealized gain and the worst performer was Pilgram’s Pride Corp. with a 15.1% unrealized decline.

During the first half of this year the Fund purchased 23 securities and sold 21 securities, as indicated below:

Purchases: Advance Auto Parts Inc, Advanced Micro Devices, Align Technology Inc, Alphabet Inc, Blackrock Inc, eBay Inc, Elevance Health Inc, Equifax Inc, Estee Lauder Companies Inc, Fidelity National Financial Corporation, General Motors Co, Ingersoll Rand, Meta Platforms Inc, NASDAQ Inc, Nike Inc, Northern Trust Corp, Pfizer Inc, Range Resources Inc, ServiceNow Inc, Take-Two Interactive Software Inc, Teradyne Inc, Zimmer Biomet Holdings, and Zoetis Inc.

Sales: Advance Auto Parts Inc, Agilent Technologies Inc, American International Group, Archer Daniels Midland, Automatic Data Processing Inc, Bank of New York Mellon Corp, Bunge Ltd, CF Industries Holdings Inc, CVS Health Corp, Elevance Health Inc, Estee Lauder Companies Inc, Fidelity National Financial Corporation, Lear Corporation, NASDAQ Inc, Nike Inc, Norfolk Southern Corp, Northern Trust Corp, Pfizer Inc, Toro Co, UnitedHealthcare Group Inc, and Westlake Chemical Corp.

Among the stocks sold during the first six months of 2023, the average stock had realized a gain of 11.2%. The best performer was the sale of part of our position in Bunge Ltd and our worst was Advance Auto Parts Inc. For this period, stock purchases totaled $10.4 million and sales totaled $9.4 million.

At the end of the period, stocks and an ETF comprised 88.4% of the portfolio. The majority of the remaining assets were invested in a money market fund, Fidelity Investments Money Market Gov Portfolio. As of June 30, 2023, 11.6% of the portfolio was invested in this money market account, reduced from 19.8% on December 31, 2022.

TOP STOCK HOLDINGS (Unaudited)

As of June 30, 2023, the Fund’s ten top unrealized stock percentage gainers are listed below. See “Statement of Net Assets” pages 3 to 5 for additional details.

Stock Name	Unrealized Gain %	% of Fund’s Net Assets
yicrosoft Corp	492.9	1.2
Apple Inc	346.1	2.3
Applied Materials Inc	268.9	1.3
Waste Connections Inc	226.6	2.6
Amazon.com Inc	172.0	1.8
Bunge Ltd	140.5	1.3
Salesforce.com Inc	124.7	2.1
Meta Platforms Inc.	119.0	2.7
Carlisle Companies Inc	108.4	1.5
Morgan Stanley	95.1	1.3

ANNUAL SHAREHOLDER MEETING (Unaudited)

The Fund’s Annual Shareholder Meeting and proxy voting had been held in person on May 15, 2023, in New City, New York. There were 1,743,994.299 shares outstanding as of the close of business on the record date, April 3, 2023. The first proposal was to elect nine nominated directors for their respective terms, with 1,136,985.00 shares voted in favor of all nominees and 584.09 shares voted against or absenting. The second proposal was to approve Cohen & Company as the Fund’s independent registered public accounting firm for fiscal year ending December 31, 2023, with 1,114,056.76 shares voted in favor and 23,512.33 shares against or absenting.

Your semi-annual account statement was mailed to you earlier this month unless you signed up for paperless delivery. You may enroll in paperless delivery to receive statements electronically by utilizing your online Volumetric account. To access your account online or sign up for access, go to volumetric.com.

If you have any questions, please do not hesitate to call us at 800-541-3863 or 845-623-7637. You may also email us at info@volumetric.com. Thank you for your continued trust and confidence.

Sincerely,

Jeffrey Gibs                                                     Vincent Arscott

Chief Executive Officer and President                            Vice President

July 13, 2023

Sector Group Weight as a Percent of Net Assets

June 30, 20223 (unaudited)

18.8%
12.1%
11.4%
11.5%
10.6%
8.9%
7.7%
5.7%
6.0%
6.1%
1.2%
COMMUNICATIONS
CONSUMER DISCRETIONARY
CONSUMER STAPLES
ENERGY
EXCHANGE TRADED FUND
FINANCIALS
HEALTHCARE
INDUSTRIALS
MATERIALS
MONEY MARKET
TECHNOLOGY

	VOLUMETRIC FUND, INC.
	STATEMENT OF NET ASSETS
	June 30, 2023 (unaudited)

EQUITIES: 88.4%
Shares	Company	Value
	Aerospace & Defense -- 1.4%
2,400	General Dynamics Corp.	$ 516,360
		516,360
	Apparel & Textile Products -- 1.6%
4,800	Ralph Lauren Corp.	591,840
		591,840
	Asset Management -- 3.3%
670	Blackrock, Inc.	463,064
7,200	Raymond James Financial	747,144
		1,210,208
	Automotive -- 1.3%
12,000	General Motors Co.	462,720
		462,720
	Beverages -- 1.5%
9,800	Monster Beverage Corp.*	562,912
		562,912
	Biotech & Pharma -- 5.2%
2,900	Johnson & Johnson	480,008
11,700	Pfizer Inc.	429,156
700	Regeneron Pharmaceuticals*	502,978
2,900	Zoetis, Inc.	499,409
		1,911,551
	Chemicals -- 4.1%
1,800	Air Products & Chemicals	539,154
2,700	Ecolab Inc.	504,063
9,300	Olin Corp.	477,927
		1,521,144
	Commercial Support Services -- 2.6%
6,600	Waste Connections Inc.	943,338
		943,338
	Construction Materials -- 1.5%
2,200	Carlisle Cos, Inc.	564,366
		564,366
	Containers & Packaging -- 1.3%
3,600	Packaging Corp of America	475,776
		475,776
	Diversified Industrials -- 1.5%
6,100	Emerson Electric Co.	551,379
		551,379
	E-Commerce Discretionary -- 3.1%
5,000	Amazon.Com Inc.*	651,800
10,600	eBay Inc.	473,714
		1,125,514
	Engineering & Construction -- 2.0%
6,200	Jacobs Solutions Inc.	737,118
		737,118
	Entertainment Content -- 1.5%
3,800	Take-Two Interactive Software*	559,208
		559,208
	Equity -- 6.0%
5,000	SPDR S&P 500 ETF Trust	2,216,400
		2,216,400
	Food -- 5.1%
4,400	McCormick & Co., Inc.	383,812
7,000	Mondelez International	510,580
18,200	Pilgrim's Pride Corp.*	391,118
3,900	J.M. Smucker Co.	575,913
		1,861,423

VOLUMETRIC FUND, INC.
STATEMENT OF NET ASSETS (unaudited)
June 30, 2023 (continued)

Shares	Company	Value
	Health Care Facilities & Services -- 1.1%
900	Humana Inc.	$ 402,417
		402,417
	Household Products -- 1.4%
5,300	Church & Dwight Company Inc.	531,219
		531,219
	Institutional Financial Services -- 2.5%
2,400	CME Group, Inc.	444,696
5,600	Morgan Stanley	478,240
		922,936
	Insurance -- 1.9%
3,100	Arthur J Gallagher & Co.	680,667
		680,667
	Internet Media & Services -- 4.2%
4,300	Alphabet, Inc. - Class C*	520,171
3,500	Meta Platforms Inc.*	1,004,430
		1,524,601
	Machinery -- 1.4%
7,600	Ingersoll-Rand Inc.	496,736
		496,736
	Medical Equipment & Devices -- 5.2%
1,370	Align Technology, Inc.*	484,487
1,900	Becton Dickinson and Co.	501,619
1,900	ResMed Inc.	415,150
3,400	Zimmer Biomet Holdings	495,040
		1,896,296
	Oil & Gas Producers -- 1.2%
15,500	Range Resources Corp.	455,700
		455,700
	Retail - Consumer Staples -- 1.2%
825	Costco Wholesale Corp.	444,164
		444,164
	Semiconductors -- 6.4%
5,700	Advanced Micro Devices*	649,287
3,600	Analog Devices Inc.	701,316
3,200	Applied Materials Inc.	462,528
4,800	Teradyne Inc.	534,384
		2,347,515
	Software -- 5.9%
920	Intuit Inc.	421,535
1,300	Microsoft Corp.	442,702
3,700	Salesforce, Inc.*	781,662
950	ServiceNow, Inc.*	533,871
		2,179,770
	Steel -- 1.9%
4,300	Nucor Corp.	705,114
		705,114
	Technology Hardware -- 3.8%
4,300	Apple, Inc.	834,071
10,500	Cisco Systems Inc.	543,270
		1,377,341
	Technology Services -- 2.7%
7,500	Cognizant Tech Solutions	489,600
2,200	Equifax Inc.	517,660
		1,007,260
	Transportation & Logistics -- 1.6%
4,800	Expeditors Intl Wash Inc.	581,424
		581,424
	Transportation Equipment -- 1.7%
5,600	Westinghouse Air Brake	614,152
		614,152

	VOLUMETRIC FUND, INC.
	STATEMENT OF NET ASSETS (unaudited)
	June 30, 2023 (continued)

Shares	Company	Value
	Wholesale - Consumer Staples -- 1.3%
5,000	Bunge, Ltd.	$ 471,750
		471,750

	TOTAL EQUITIES (Cost: $ 23,057,055)	32,450,319
	MONEY MARKET FUNDS 11.5%
	4,208,190 Shares -- Fidelity Investment Money Market
	Gov Portfolio - Class I, 4.99%** (Cost: $4,208,190)	4,208,190
	TOTAL INVESTMENTS (Cost: $27,265,245): 99.9%	36,658,509
	CASH EQUIVALENTS/RECEIVABLE: 0.1%
	Dividends and Interest Receivable	50,305
	TOTAL RECEIVABLES	50,305
	TOTAL ASSETS	36,708,814
	LIABILITIES: -0.0%
	Capital Shares Payable	(1,000)
	TOTAL LIABILITIES	(1,000)
	NET ASSETS 100.0%	$ 36,707,814

	VOLUMETRIC SHARES OUTSTANDING	1,667,090
	NET ASSET VALUE, OFFERING & REDEMPTION
	PRICE PER SHARE	$22.02

	See notes to financial statements

	*Non-income producing security
	** Variable Rate Security. The rate presented is as of June 30, 2023.

VOLUMETRIC FUND, INC.

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended June 30, 2023

See notes to financial statements

VOLUMETRIC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

See notes to financial statements

FINANCIAL HIGHLIGHTS

(For one share outstanding

throughout each period)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For the six months ended June 30, 2023

1. Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. The Fund’s investment objective is capital growth. Its secondary objective is downside protection. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”), as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB ASC Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc. (the “Adviser”), as directed by the Board of Directors (the “Board").

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2023, all the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

b)Securities Transactions and Investment Income. Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

c)Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal and state income tax returns for all open tax years (2019-2022) and during the six months ended June 30, 2023, and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or penalties.

d)Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end. The Board declared the following distribution for the year ended December 31, 2022.

Record Date	December 27, 2022
Ex-Dividend Date	December 28, 2022
Payment Date	December 29, 2022
Distribution	$1.13 per share

Long term capital gains recorded and paid during the year ended December 31, 2022, and the six months ended June 30, 2023, were as follows: Long Term Capital Gains December 31, 2022: $1,884,250; June 30, 2023, $0.

e)Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services pursuant to an Investment Advisory Agreement, dated April 28, 2022, between the Fund and the Adviser, that provides for fees to be paid at an annual rate of; (i) 2.0% of the first $10,000,000 of average daily net assets, (ii) 1.90% of such net assets from $10 million to $25 million; (iii) 1.80% of such net assets from $25 million to $50 million; (iv) 1.50% of such net assets from $50 million to $100 million; and (v) 1.25% of such net assets over $100 million. The Adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund. This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency. Certain officers and directors of the Fund are also officers and directors of the Adviser.

For the six months ended June 30, 2023, the Fund paid $342,340 in management fees to the Adviser.

3. Capital Stock Transactions

On June 30, 2023, there were 4,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the six months ended June 30, 2023, purchases and proceeds from sales of securities were $10,430,111 and $9,382,384, respectively. On June 30, 2023, the cost of investments for Federal income tax purposes was $27,265,246. Accumulated net unrealized appreciation on investments was $9,393,264 consisting of $9,579,490 gross unrealized appreciation and $186,226 gross unrealized depreciation.

5. Composition of Net Assets

June 30, 2023, net assets consisted of:

6. Federal Income Tax

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$ 7,563,832
Distributable earnings	$ 7,563,832

For the year ended December 31, 2022, the Fund recorded the following reclassification, the distributable earnings were increased by $124,437 and net capital paid in on shares of stock was decreased by $124,437. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

7. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. Market and Geopolitical Risks

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. A global pandemic and aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, may have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

PROSPECTUS, PROXY, AND PORTFOLIO INFORMATION (Unaudited)

This Semi-Annual Report for the period ended June 30, 2023, is intended for the shareholders of the Fund, and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus, please call 800-541-3863 or visit www.volumetric.com.

Information is available to shareholders who are interested in the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30. This information may be obtained without charge either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC, for each quarter end on Form N-PORT. These forms are available on the SEC’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863. The Fund files with the SEC its monthly holdings on Form N-PORT. The information for the first and second months (Form N-PORT-NP) of the Fund’s fiscal quarter is non-public information. The monthly report on Form N-PORT for the third month of the quarter is publicly available on the SEC’s website at www.sec.gov. The Semi Annual Report (dated Jun 30) and Annual Report (dated Dec 31) include the Fund’s portfolio and are available from the Fund by calling 800-541-3863 or by visiting www.volumetric.com.

DIRECTORS (Unaudited)

Directors who are not salaried employees of Volumetric Advisers, Inc. (“Adviser”), 87 Violet Drive, Pearl River, New York 10965, receive a fee for each board or committee meeting they attend. Directors’ fees had no effect on the Fund’s expenses and expense ratio since all their fees were paid by the Adviser. On a yearly basis, the full Board met four times, and the Directors of whom are not “interested persons” of the Adviser (as defined in the 1940 Act), meet four times. In addition, on a yearly basis, the Audit Committee meets twice, and the Governance & Nominating committee meets once.

INFORMATION ABOUT YOUR FUND’S EXPENSES

For the six months ended June 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These Fund expenses are further clarified in this report on page 8, Note 2. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire semi-annual period, January 1, 2023 – June 30, 2023.

Below are two ways to evaluate your Fund’s costs.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,000 account value divided by $1,000 = 7.0), then multiply the result by the number given in the first line under the heading titled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, the expense ratio is unchanged. Because the return used is not the Fund’s actual return, the results do not apply to your investment. This sample is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Volumetric Fund does not charge any sales loads, redemption fee, or exchange fees, but these fees may be present in other funds to which you compare our Fund. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only and will not help you to determine the relative total costs of owning different funds.

*  The actual total return for the six-month period ended June 30, 2023, was 6.53%.

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PUBLIC ACCOUNTING FIRM (Unaudited)

On March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Volumetric Fund, Inc. (The “Fund”). The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s Investment Management Group. The report of BBD on the financial statements of the Fund as of and for the fiscal years ended 2022 and 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 13, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 13, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2023. During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 13, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

GENERAL INFORMATION

INVESTMENT ADVISER

Volumetric Advisers, Inc.

87 Violet Drive

Pearl River, NY 10965

CUSTODIAN

US Bank, N.A.

615 E Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company

1835 Market Street, Suite 310

Philadelphia, PA 19103

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

TRANSFER AGENT and FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

           Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

Cohen & Company

Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC

Cincinnati, Ohio 45246

Distributor

Ultimus Fund Distributors, LLC

Cincinnati, Ohio 45246

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, PhD

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

Raymond W. Sheridan

Stacey S. Yanosy

Irene J. Zawitkowski, Chair

Officers

Jeffrey M. Gibs

   Chief Executive Officer, President,

   Portfolio Manager, CCO

Vincent Arscott

   Vice President

   Portfolio Manager

Item 2. Code of Ethics.

  Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

  Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.

  Not applicable to open-end investment companies.

Item 6. Schedule of Investments:

(a)Schedule of investments in securities of unaffiliated issuers is included under Item 1.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

  None

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSRS, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSRS is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics:

   Not applicable for semi-annual report.

(a)(2)(a) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSRS) are filed herewith.

(a)(2)(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

13(a)(4) of Form N-CSR; Change of Auditor Letter from Volumetric Fund, Inc. are filed herewith.

13(a)(4) of Form N-CSR; Change of Auditor Acceptance Letter from BBD, LLP are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jeffrey GIbs

Jeffrey Gibs

Chief Executive Officer, President

Date 7/21/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Volumetric Fund, Inc.

By

/s/ Vincent Arscott

Vincent Arscott

Vice President

Date 7/21/2023